UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

                  /s/ Steven E. Cutcliffe       San Francisco, CA
                  -----------------------       -----------------      --------
                  [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                            0
                                                         ----------------------

Form 13F Information Table Entry Total:                                      82
                                                         ----------------------

Form 13F Information Table Value Total:                  $              721,498
                                                         ----------------------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        3Bridge Capital LLC
                                                              FORM 13F
                                                              31-Dec-00


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole  Shared  None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
AFLAC INC                    COM       001055102          $24,945     345,552    SH       SOLE                 290,682       54,870
AGILENT TECHNOLOGIES         COM       00846u101             $240       4,385    SH       SOLE                   3,299        1,086
ALBERTSONS INC               COM       013104104             $535      20,175    SH       SOLE                   6,200       13,975
AMER. HOME PRODS             COM       026609107          $15,380     242,015    SH       SOLE                 222,165       19,850
AMERICAN INTL GRP            COM       026874107          $27,685     280,885    SH       SOLE                 233,083       47,802
ANHEUSER BUSCH COS           COM       035229103             $589      12,952    SH       SOLE                  12,952            0
AT&T CORP                    COM       001957109          $13,661     791,937    SH       SOLE                 704,847       87,090
BIOTECH HOLDERS TR           COM       09067D201             $204       1,200    SH       SOLE                       0        1,200
BP AMOCO P L C               COM       055622104             $535      11,180    SH       SOLE                   8,980        2,200
CADENCE DESIGN               COM       127387108             $428      15,568    SH       SOLE                   9,718        5,850
CEPHALON INC COM             COM       156708109             $251       3,968    SH       SOLE                   1,309        2,659
CISCO SYS INC                COM       17275R102           $1,427      37,316    SH       SOLE                  18,296       19,020
CITIGROUP INC                COM       172967101          $19,422     380,348    SH       SOLE                 335,482       44,866
CLOROX CO                    COM       189054109             $288       8,100    SH       SOLE                   5,600        2,500
COCA COLA CO                 COM       191216100           $1,872      30,716    SH       SOLE                  18,446       12,270
COLGATE PALMOLIVE            COM       194162103           $4,681      72,512    SH       SOLE                  44,712       27,800
COMPAQ COMPUTER              COM       204493100           $7,681     510,375    SH       SOLE                 455,275       55,100
COMPUTER ASSOC               COM       204912109          $10,714     549,450    SH       SOLE                 488,850       60,600
COMPUTER SCIENCES            COM       205363104          $15,294     254,370    SH       SOLE                 226,320       28,050
CONVERGYS CORP               COM       212485106             $231       5,090    SH       SOLE                   1,840        3,250
DELL COMPUTER                COM       247025109          $11,107     636,960    SH       SOLE                 567,510       69,450
E TRADE GRP                  COM       269246104             $776     105,255    SH       SOLE                       0      105,255
EL PASO ENERGY CP DEL COM    COM       283905107             $716      10,000    SH       SOLE                       0       10,000
EMC CORP                     COM       268648102           $9,506     142,950    SH       SOLE                 126,800       16,150
ENRON CORP                   COM       293561106          $26,461     318,333    SH       SOLE                 274,383       43,950
ERICSSON TEL                 COM       294821400             $400      35,751    SH       SOLE                  35,751            0
EXXON MOBIL CORP             COM       30231g102          $19,839     228,200    SH       SOLE                 206,100       22,100
FEDERAL NATL MTG             COM       313586109          $27,968     322,395    SH       SOLE                 279,670       42,725
FRANKLIN RES                 COM       354613101           $1,281      33,629    SH       SOLE                  21,479       12,150
FREDDIE MAC                  COM       313400301          $23,741     344,694    SH       SOLE                 312,694       32,000
GENERAL ELEC CO              COM       369604103          $28,600     596,606    SH       SOLE                 476,729      119,877
GLOBAL CROSSING              COM       G3921A100          $11,709     818,078    SH       SOLE                 729,378       88,700
HERSHEY FOODS                COM       427866108             $355       5,515    SH       SOLE                   2,515        3,000
HEWLETT-PACKARD              COM       428236103             $697      22,075    SH       SOLE                  16,800        5,275
HONEYWELL INTL               COM       438516106             $620      13,100    SH       SOLE                   4,700        8,400
HS RES                       COM       404297103             $428      10,090    SH       SOLE                       0       10,090
IBM CORP                     COM       459200101             $595       7,000    SH       SOLE                   3,980        3,020
INTEL CORP                   COM       458140100          $20,068     667,535    SH       SOLE                 557,375      110,160
INTERNET CAP GRP             COM       46059C106              $38      11,544    SH       SOLE                       0       11,544
JDS UNIPHASE                 COM       46612J101             $257       6,175    SH       SOLE                   4,300        1,875
JOHNSON & JOHNSON            COM       478160104          $15,404     146,620    SH       SOLE                 130,741       15,879
KIMBERLY CLARK               COM       494368103             $841      11,900    SH       SOLE                   3,900        8,000
LIBERTY MEDIA                COM       001957208          $17,579   1,296,150    SH       SOLE               1,152,850      143,300
LUCENT TECH                  COM       549463107           $3,907     289,395    SH       SOLE                 251,572       37,823
MERCK & CO                   COM       589331107             $526       5,622    SH       SOLE                   5,622            0
METROMEDIA INTL              COM       591695101              $62      24,000    SH       SOLE                       0       24,000
MICROSOFT CORP               COM       594918104          $18,546     427,582    SH       SOLE                 379,682       47,900
MILLENNIUM PHARMACEUTC       COM       599902103             $218       3,516    SH       SOLE                       0        3,516
MORGAN STANLEY               COM       617446448             $552       6,960    SH       SOLE                   4,600        2,360
NASDAQ 100 TR UNIT           COM       631100104             $455       7,802    SH       SOLE                   6,152        1,650
NORTEL NETWORKS              COM       656568102           $5,610     174,964    SH       SOLE                 146,450       28,514
OCULAR SCIENCES              COM       675744106             $186      16,010    SH       SOLE                   5,760       10,250
OMNICOM GROUP                COM       681919106          $21,824     263,340    SH       SOLE                 226,540       36,800
ORACLE CORP                  COM       68389X105           $4,182     143,910    SH       SOLE                  32,652      111,258
PAXSON COMMUN                COM       704231109             $190      15,880    SH       SOLE                   5,825       10,055
PEPSICO INC                  COM       713448108           $3,175      64,055    SH       SOLE                  35,505       28,550
PFIZER INC                   COM       717081103          $17,964     390,519    SH       SOLE                 373,044       17,475
PROCTER & GAMBLE             COM       742718109           $1,783      22,730    SH       SOLE                  12,460       10,270
QUALCOMM INC                 COM       747525103             $418       5,085    SH       SOLE                   1,085        4,000
QWEST COMM.                  COM       749121109          $20,988     513,467    SH       SOLE                 452,937       60,530
ROYAL DUTCH PETE             COM       780257804          $17,188     283,800    SH       SOLE                 254,150       29,650
SAFEGUARD SCIENTIFIC         COM       786449108           $2,981     449,980    SH       SOLE                 366,200       83,780
SBC COMM.                    COM       78387G103          $15,249     319,348    SH       SOLE                 280,630       38,718
SCHERING PLOUGH CORP         COM       806605101           $4,583      80,760    SH       SOLE                  48,260       32,500
SCHWAB CHARLES               COM       808513105             $255       8,980    SH       SOLE                   4,000        4,980
SOLECTRON CORP               COM       834182107          $24,464     721,662    SH       SOLE                 606,462      115,200
SPDR TR UNIT                 COM       78462F103             $415       3,160    SH       SOLE                   1,125        2,035
SPRINT CORP                  COM       852061100          $13,249     652,250    SH       SOLE                 564,550       87,700
STATE STREET CORP            COM       857477103           $2,388      19,225    SH       SOLE                  12,025        7,200
STORAGE TECH                 COM       862111200             $103      11,460    SH       SOLE                       0       11,460
SUN MICROSYSTEMS             COM       866810104           $5,019     180,056    SH       SOLE                 175,956        4,100
TEXAS INSTRUMENTS            COM       882508104          $27,100     572,025    SH       SOLE                 511,375       60,650
TRANSOCEAN SEDCO             COM       G90078109          $21,293     462,896    SH       SOLE                 423,960       38,936
TRICON GLOBAL REST           COM       895953107          $19,150     580,310    SH       SOLE                 514,200       66,110
TRITON NETWORK SYSTEMS INC   COM       896775103             $215      68,750    SH       SOLE                       0       68,750
TYCO INTL LTD NEW COM        COM       902124106             $258       4,648    SH       SOLE                       0        4,648
VERIZON COMM.                COM       92343v104          $13,955     278,409    SH       SOLE                 242,094       36,315
VODAFONE                     COM       92857W100          $15,998     446,725    SH       SOLE                 373,910       72,815
WAL MART STORES              COM       931142103          $24,035     452,430    SH       SOLE                 408,830       43,600
WALGREEN CO                  COM       931422109           $7,749     185,335    SH       SOLE                 101,735       83,600
WELLS FARGO & CO             COM       949746101          $33,538     602,255    SH       SOLE                 522,080       80,175
WORLDCOM INC                 COM       98157D106           $6,678     474,867    SH       SOLE                 409,570       65,297

Total                                                    $721,498
